Schedule of Investments (unaudited) March 31, 2020	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 95.2%

Australia — 6.5%
Ansell Ltd.	13,652	$226,075
Aristocrat Leisure Ltd.	52,363	678,500
AusNet Services	54,143	56,851
Australia & New Zealand Banking Group Ltd.	43,225	453,318
BHP Group Ltd.	46,130	836,858
BHP Group PLC	16,779	260,404
Brambles Ltd.	39,583	255,854
Challenger Ltd.	4,370	10,674
Cochlear Ltd.(a)	2,509	285,954
Coles Group Ltd.	6,057	56,409
Commonwealth Bank of Australia(a)	540	20,374
Computershare Ltd.	19,655	117,661
CSL Ltd.	4,583	830,768
Evolution Mining Ltd.	6,308	14,743
IDP Education Ltd.	11,166	87,065
Macquarie Group Ltd.	16,354	870,980
National Australia Bank Ltd.	39,409	404,253
Newcrest Mining Ltd.	752	10,327
Northern Star Resources Ltd.	2,527	16,370
Oil Search Ltd.	21,382	31,009
Orica Ltd.	10,347	96,861
Origin Energy Ltd.	5,055	13,584
OZ Minerals Ltd.	6,308	28,141
Perpetual Ltd.	409	6,234
REA Group Ltd.(a)	1,113	52,137
Rio Tinto Ltd.	5,856	301,698
Rio Tinto PLC	3,254	149,171
Scentre Group	190,847	182,798
Sonic Healthcare Ltd.	15,277	229,611
South32 Ltd.	103,316	114,051
Spark Infrastructure Group(b)	94,181	113,729
Stockland	7,572	11,644
Treasury Wine Estates Ltd.	7,922	49,184
Westpac Banking Corp.	40,938	420,466
Woodside Petroleum Ltd.	19,118	212,142
Woolworths Group Ltd.(a)	10,507	228,489
Worley Ltd.	3,173	11,775

		7,746,162

Austria — 0.2%
ANDRITZ AG	840	26,317
Erste Group Bank AG	3,030	55,472
Raiffeisen Bank International AG	1,742	25,057
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,945	36,687
voestalpine AG	1,723	34,764
Wienerberger AG	602	9,405

		187,702

Security	Shares	Value

Belgium — 0.8%
Anheuser-Busch InBev SA	4,773	$210,822
Galapagos NV(c)	460	90,333
Groupe Bruxelles Lambert SA	4,008	315,354
KBC Group NV	263	11,934
Solvay SA	4,088	294,612
UCB SA	365	31,230

		954,285

China — 0.6%
BOC Hong Kong Holdings Ltd.	207,000	568,219
Prosus NV(c)	1,230	85,667

		653,886

Colombia — 0.0%
Millicom International Cellular SA, SDR	1,075	29,867

Denmark — 2.1%
Chr Hansen Holding A/S	3,729	275,173
Coloplast A/S, Class B	962	139,515
Genmab A/S(c)	631	126,748
GN Store Nord A/S	3,958	175,490
ISS A/S	1,232	16,854
Novo Nordisk A/S, Class B	19,628	1,172,107
Novozymes A/S, Class B	549	24,626
Orsted A/S(d)	3,384	331,286
Royal Unibrew A/S	652	46,867
Tryg A/S	8,442	205,477

		2,514,143

Finland — 1.0%
Elisa OYJ	1,098	67,772
Fortum OYJ	6,058	88,126
Metso OYJ	865	20,384
Neste OYJ	432	14,363
Nokia OYJ(c)	95,196	293,190
Nokian Renkaat OYJ	716	17,097
Nordea Bank Abp	24,703	138,964
UPM-Kymmene OYJ	13,868	378,138
Wartsila OYJ Abp	31,330	228,786

		1,246,820

France — 10.2%
Air Liquide SA	501	63,951
Airbus SE	9,570	617,091
AXA SA	11,245	190,400
BNP Paribas SA	1,879	54,858
Bouygues SA	2,186	63,440
Bureau Veritas SA	1,771	33,381
Capgemini SE	1,310	109,467
Carrefour SA	6,969	110,488
Christian Dior SE	1,632	568,839
Cie de Saint-Gobain	551	13,221
CNP Assurances	11,203	108,474
Credit Agricole SA	35,213	249,163
Danone SA	2,265	144,956
Dassault Systemes SE	4,579	668,493
Eiffage SA	2,255	160,068

1

Schedule of Investments (unaudited) (continued) March 31, 2020	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Engie SA(c)	26,272	$269,037
EssilorLuxottica SA	6,554	693,902
Gaztransport Et Technigaz SA	171	12,312
Hermes International	18	12,247
Kering SA	230	119,925
Korian SA	257	7,929
L’Oreal SA	3,300	854,075
Legrand SA	2,752	175,528
LVMH Moet Hennessy Louis Vuitton SE	2,315	849,029
Orange SA	33,801	409,244
Pernod Ricard SA	4,378	621,396
Peugeot SA	5,756	74,939
Publicis Groupe SA	6,375	182,190
Renault SA	615	11,688
Rexel SA	67,063	493,809
Safran SA	5,314	470,805
Sanofi	6,423	556,070
Sartorius Stedim Biotech	281	56,075
Schneider Electric SE	16,263	1,374,595
SCOR SE	11,568	254,510
Societe BIC SA	521	28,938
Sopra Steria Group	112	12,251
Teleperformance	8	1,657
TOTAL SA	6,629	249,773
UbiSoft Entertainment SA(c)	734	53,649
Unibail-Rodamco-Westfield	5,734	328,710
Veolia Environnement SA	2,546	53,774
Vinci SA	9,284	758,589
Wendel SA	88	6,983

		12,149,919

Germany — 8.3%
adidas AG	3,021	670,744
Allianz SE, Registered Shares	5,784	985,000
alstria office REIT-AG	1,890	27,123
Aroundtown SA	42,784	214,153
BASF SE	12,311	575,440
Bayer AG, Registered Shares	5,918	339,092
Beiersdorf AG	470	47,325
Brenntag AG	1,446	52,536
Carl Zeiss Meditec AG, Bearer Shares	2,200	209,485
Commerzbank AG	4,230	15,058
CompuGroup Medical SE	1,833	111,201
Delivery Hero SE(c)(d)	177	13,014
Deutsche Bank AG, Registered Shares(c)	7,199	45,765
Deutsche Boerse AG	2,610	358,572
Deutsche Pfandbriefbank AG(d)	15,735	118,785
Deutsche Post AG, Registered Shares	29,816	799,325
Deutsche Wohnen SE, Bearer Shares	2,117	80,232
DWS Group GmbH & Co. KGaA(d)	458	11,120
Freenet AG	1,199	20,978
GEA Group AG	1,729	35,717
Grand City Properties SA	3,599	75,339

Security	Shares	Value

Germany (continued)
GRENKE AG	216	$12,447
Hella GmbH & Co. KGaA	377	10,812
Henkel AG & Co. KGaA	351	25,784
Hochtief AG	340	22,324
Infineon Technologies AG	5,580	80,552
Jenoptik AG	2	32
LEG Immobilien AG	982	110,119
Merck KGaA	9,678	977,111
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	412	82,841
Nemetschek SE	2,429	118,408
Rational AG	337	178,224
Rheinmetall AG	147	10,216
SAP SE	17,523	1,956,406
Siemens AG, Registered Shares	9,335	781,666
Stroeer SE & Co. KGaA	1,796	92,287
Symrise AG	1,241	114,803
TAG Immobilien AG	14,951	294,034
Telefonica Deutschland Holding AG	36,308	89,140
Uniper SE	2,011	49,397
Vonovia SE	282	13,952

		9,826,559

Hong Kong — 2.9%
AIA Group Ltd.	87,400	782,635
ASM Pacific Technology Ltd.	1,700	15,763
Champion REIT	17,000	10,209
CK Asset Holdings Ltd.	22,500	122,078
CK Infrastructure Holdings Ltd.	2,000	10,588
CLP Holdings Ltd.	70,500	645,780
Hang Lung Group Ltd.	5,000	10,450
Hang Seng Bank Ltd.(a)	700	11,926
Henderson Land Development Co. Ltd.	42,404	160,494
HKT Trust & HKT Ltd.(b)	52,000	70,722
Hong Kong & China Gas Co. Ltd.	58,000	94,971
Hong Kong Exchanges & Clearing Ltd.	11,300	338,540
Hongkong Land Holdings Ltd.	32,800	122,717
Hysan Development Co. Ltd.	8,000	25,835
Kerry Properties Ltd.	63,500	166,052
Link REIT	18,500	155,927
MTR Corp. Ltd.	2,500	12,859
Power Assets Holdings Ltd.	3,500	20,763
Swire Pacific Ltd., Class A	59,500	378,760
Swire Properties Ltd.	60,400	168,742
Techtronic Industries Co. Ltd.	27,000	171,447

		3,497,258

Ireland — 0.1%
Kingspan Group PLC	1,631	87,951
Smurfit Kappa Group PLC	1,654	46,855

		134,806

2

Schedule of Investments (unaudited) (continued) March 31, 2020	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel — 0.3%
Bank Hapoalim BM	19,673	$117,878
Bank Leumi Le-Israel BM	14,769	81,436
First International Bank of Israel Ltd.	1,166	28,171
Isracard Ltd.	270	726
Israel Discount Bank Ltd., Series A	9,502	27,707
Nice Ltd.(c)	251	36,293
Strauss Group Ltd.	460	12,084

		304,295

Italy — 1.7%
Amplifon SpA	363	7,374
Assicurazioni Generali SpA	35,085	475,219
Enel SpA	10,347	71,372
Eni SpA	1,360	13,515
Ferrari NV	3,454	532,036
Hera SpA	2,781	10,061
Interpump Group SpA	1,105	26,547
Intesa Sanpaolo SpA	7,822	12,657
Iren SpA	5,987	14,918
Italgas SpA	26,689	146,025
Mediobanca Banca di Credito Finanziario SpA	49,146	268,002
Snam SpA	20,019	91,493
Terna Rete Elettrica Nazionale SpA	60,651	381,244

		2,050,463

Japan — 24.8%
Advance Residence Investment Corp.	2	5,812
Advantest Corp.	2,100	83,643
Aeon Co. Ltd.	3,700	81,970
AGC, Inc.	7,100	173,009
Aica Kogyo Co. Ltd.	600	17,119
Alfresa Holdings Corp.	1,400	26,056
Alps Alpine Co. Ltd.	600	5,781
Amada Holdings Co. Ltd.	23,400	183,407
Amano Corp.	400	8,789
Aozora Bank Ltd.	4,500	85,879
Asahi Group Holdings Ltd.	2,100	68,131
Asahi Kasei Corp.	1,600	11,211
Azbil Corp.	400	10,337
Benesse Holdings, Inc.	5,600	142,510
Bridgestone Corp.	7,700	235,702
Canon, Inc.	27,300	593,254
Central Japan Railway Co.	1,900	304,515
Chubu Electric Power Co., Inc.	5,700	80,445
Chugai Pharmaceutical Co. Ltd.	5,300	613,188
Citizen Watch Co. Ltd.	35,600	125,605
Dai-ichi Life Holdings, Inc.	48,700	578,319
Daicel Corp.	6,500	47,288
Daiichi Sankyo Co. Ltd.	2,500	171,692
Daikin Industries Ltd.	3,700	446,642
Daito Trust Construction Co. Ltd. (a)	2,600	241,445
Daiwa House Industry Co. Ltd.	3,800	93,888
DeNA Co. Ltd.	1,800	19,716
Denka Co. Ltd.	5,100	106,701
Denso Corp.	8,900	284,395

Security	Shares	Value

Japan (continued)
Dentsu Group Inc.	5,300	$102,406
DIC Corp.	7,400	163,089
Dip Corp.	1,100	17,668
East Japan Railway Co.	9,100	688,600
Eisai Co. Ltd.	600	43,888
Electric Power Development Co. Ltd.	10,000	200,417
FANUC Corp.	1,500	200,439
Fast Retailing Co. Ltd.	1,100	448,846
Fuji Media Holdings, Inc.	2,500	24,831
Fuji Seal International, Inc.	500	8,810
Fujikura Ltd.	2,500	7,170
Furukawa Electric Co. Ltd.	500	9,009
Glory Ltd.	1,000	22,977
GLP J-REIT	33	37,420
GS Yuasa Corp.	1,100	14,721
H2O Retailing Corp.	1,200	8,752
Hitachi Transport System Ltd.	700	15,181
Honda Motor Co. Ltd.	18,300	409,489
Horiba Ltd.	200	9,878
Hoshizaki Corp.	1,100	82,282
Hulic Co. Ltd.	4,100	41,492
Isetan Mitsukoshi Holdings Ltd.	6,200	35,971
Isuzu Motors Ltd.	5,000	33,089
Izumi Co. Ltd.	1,700	46,827
Japan Post Bank Co. Ltd.(a)	5,100	47,099
Japan Post Holdings Co. Ltd.	1,300	10,169
Japan Retail Fund Investment Corp.	8	9,094
Japan Tobacco, Inc.	9,400	173,869
JFE Holdings, Inc.(c)	17,500	113,401
JTEKT Corp.	15,000	101,310
JXTG Holdings, Inc.	180,350	614,522
Kajima Corp.	16,000	163,544
Kakaku.com, Inc.	6,700	122,539
Kaneka Corp.	9,600	228,782
Kansai Electric Power Co., Inc.	5,100	56,768
Kao Corp.	14,600	1,189,436
Kawasaki Heavy Industries Ltd.	4,400	63,307
KDDI Corp.	32,100	948,189
Kenedix Office Investment Corp.	3	15,886
Kewpie Corp.	500	10,007
Keyence Corp.	2,600	835,932
Kirin Holdings Co. Ltd.	12,700	250,828
Kobe Steel Ltd.(c)	16,500	50,749
Koito Manufacturing Co. Ltd.	1,100	36,981
Komatsu Ltd.	5,700	92,245
Konami Holdings Corp.	1,100	33,740
Konica Minolta, Inc.	67,200	270,740
Kose Corp.	100	12,374
Kyocera Corp.	400	23,604
Kyowa Exeo Corp.	500	11,088
Kyushu Electric Power Co., Inc.	6,900	55,340
Lasertec Corp.	500	23,185
Lintec Corp.	3,600	75,343
M3, Inc.	3,200	94,391

3

Schedule of Investments (unaudited) (continued) March 31, 2020	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mabuchi Motor Co. Ltd.	700	$20,769
Marubeni Corp.	29,900	148,396
Maruha Nichiro Corp.	400	8,347
Maruichi Steel Tube Ltd.	500	11,975
Matsui Securities Co Ltd.	2,400	17,596
Mazda Motor Corp.	11,500	60,730
MEIJI Holdings Co. Ltd.	1,100	77,953
Miraca Holdings, Inc.	2,200	46,361
Mitsubishi Electric Corp.	2,200	26,876
Mitsubishi Estate Co. Ltd.	10,000	147,691
Mitsubishi Gas Chemical Co., Inc.	9,500	102,513
Mitsubishi Heavy Industries Ltd.	5,800	146,171
Mitsubishi Materials Corp.	2,100	42,931
Mitsubishi Motors Corp.(a)	50,700	142,850
Mitsubishi UFJ Financial Group, Inc.	126,400	472,932
Mitsui Chemicals, Inc.	11,000	207,044
Mitsui Mining & Smelting Co. Ltd.	600	9,964
MS&AD Insurance Group Holdings, Inc.	19,900	555,232
Murata Manufacturing Co. Ltd.	4,300	213,773
Nagase & Co. Ltd.	600	7,052
NGK Spark Plug Co. Ltd.	600	8,410
Nidec Corp.	200	10,429
Nifco, Inc.	500	8,956
Nihon Kohden Corp.	1,000	37,765
Nihon Unisys Ltd.	500	13,337
Nikon Corp.	9,700	89,029
Nintendo Co. Ltd.	1,700	660,711
Nippon Electric Glass Co. Ltd.	13,200	175,785
Nippon Paper Industries Co. Ltd.	800	11,374
Nippon Shokubai Co. Ltd.(a)	1,200	54,772
Nippon Telegraph & Telephone Corp.	2,200	52,617
Nippon Television Holdings, Inc.	1,700	18,944
Nishi-Nippon Railroad Co. Ltd.	400	9,822
Nissan Chemical Corp.	600	21,730
Nissan Motor Co. Ltd.(a)(c)	62,600	209,441
Nitori Holdings Co. Ltd.	2,000	270,282
Nitto Denko Corp.	3,200	142,141
Nomura Real Estate Master Fund, Inc.(c)	7	8,903
Nomura Research Institute Ltd.	3,900	82,379
NTN Corp.	33,100	57,197
NTT Data Corp.	5,800	55,521
NTT DOCOMO, Inc.	12,900	403,423
Oji Holdings Corp.	22,600	120,145
Omron Corp.	400	20,681
Ono Pharmaceutical Co. Ltd.	3,000	68,941
Oriental Land Co. Ltd.	700	89,360
ORIX Corp.	4,400	52,495
Otsuka Holdings Co. Ltd.	10,800	421,399
Panasonic Corp.	3,600	27,253
PeptiDream, Inc.(c)	1,000	34,809
Pola Orbis Holdings, Inc.	26,500	487,187
Recruit Holdings Co. Ltd.	29,500	762,022
Rengo Co. Ltd.	1,400	10,882

Security	Shares	Value

Japan (continued)
Resona Holdings, Inc.	62,100	$186,195
Ryohin Keikaku Co. Ltd.	10,500	116,766
Sankyu, Inc.	300	11,178
Santen Pharmaceutical Co. Ltd.	1,400	24,026
Sanwa Holdings Corp.	4,100	31,841
Secom Co. Ltd.	2,900	239,854
Seiko Epson Corp.	6,200	66,730
Sekisui House Ltd.	700	11,544
Seria Co. Ltd.	400	11,569
Seven & i Holdings Co. Ltd.	10,600	350,064
Seven Bank Ltd.	4,900	12,646
Shikoku Electric Power Co., Inc.	1,300	10,254
Shimadzu Corp.	3,800	99,173
Shimizu Corp.	3,000	23,346
Shin-Etsu Chemical Co. Ltd.	1,500	147,431
Shionogi & Co. Ltd.(a)	8,100	399,002
Shiseido Co. Ltd.	900	52,895
SMC Corp.	400	167,697
Softbank Corp.	7,000	89,171
SoftBank Group Corp.	13,600	481,472
Sojitz Corp.	8,000	18,757
Sompo Holdings, Inc.	2,000	61,648
Sony Corp.	8,100	479,792
Sumitomo Chemical Co. Ltd.	50,500	149,200
Sumitomo Corp.	3,400	38,774
Sumitomo Heavy Industries Ltd.	5,500	98,403
Sumitomo Mitsui Financial Group, Inc.	46,900	1,139,360
Sumitomo Mitsui Trust Holdings, Inc.	4,300	123,540
Sumitomo Realty & Development Co. Ltd.	2,800	68,370
Sumitomo Rubber Industries Ltd.	7,300	68,567
Sundrug Co. Ltd.	1,900	60,884
Suntory Beverage & Food Ltd.	5,800	219,176
Sysmex Corp.	900	65,137
T&D Holdings, Inc.	34,300	278,057
Taisei Corp.	4,100	125,042
Taisho Pharmaceutical Holdings Co. Ltd.	200	12,276
Takeda Pharmaceutical Co. Ltd.	24,900	758,157
Teijin Ltd.	2,500	42,287
Tokio Marine Holdings, Inc.	6,700	306,555
Tokyo Electron Ltd.	1,600	298,198
Tokyo Gas Co. Ltd.	7,900	186,150
Topcon Corp.	600	4,404
Toray Industries, Inc.	3,800	16,448
Toyota Motor Corp.	11,600	699,073
Trend Micro, Inc.	7,400	365,428
TS Tech Co. Ltd.	4,500	105,723
Ube Industries Ltd.(a)	23,700	361,536
Ulvac, Inc.	500	11,838
Unicharm Corp.	300	11,230
Yamaguchi Financial Group, Inc.	4,800	27,064
Yamaha Corp.	1,200	46,507
Yamaha Motor Co. Ltd.	9,200	110,629

4

Schedule of Investments (unaudited) (continued) March 31, 2020	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Yamato Holdings Co. Ltd.	13,400	$209,323
Yamato Kogyo Co. Ltd.	400	6,851
Yaskawa Electric Corp.	500	13,595
Yokogawa Electric Corp.	8,600	102,880
Zenkoku Hosho Co. Ltd.	2,400	75,513
Zeon Corp.	10,100	75,607

		29,594,294

Luxembourg — 0.1%
ArcelorMittal SA	8,155	76,987
Eurofins Scientific SE	113	55,144

		132,131

Netherlands — 4.4%
ABN AMRO Group NV CVA(c)(d)	7,914	64,220
Adyen NV(c)(d)	7	5,949
Akzo Nobel NV	6,710	441,308
ASM International NV	259	26,351
ASML Holding NV	6,978	1,839,502
Euronext NV(c)(d)	97	7,143
EXOR NV	611	31,490
ING Groep NV	101,603	520,623
Koninklijke Ahold Delhaize NV	8,629	201,026
Koninklijke DSM NV	829	93,253
Koninklijke KPN NV	31,903	76,293
NN Group NV	11,141	302,765
Royal Dutch Shell PLC, Class A	48,282	838,836
Royal Dutch Shell PLC, Class B	43,363	727,374
Signify NV(d)	1,513	29,322

		5,205,455

New Zealand — 0.1%
Contact Energy Ltd.	1,970	6,705
Fisher & Paykel Healthcare Corp. Ltd.	5,820	105,799
Vector Ltd.	5,687	10,702

		123,206

Norway — 0.6%
Aker BP ASA	11,774	147,688
Aker Solutions ASA(c)	13	7
DNB ASA	8,911	99,277
Dolphin Drilling ASA(c)(e)	8	1
Equinor ASA	26,065	324,930
Leroy Seafood Group ASA	2,111	10,333
Schibsted ASA, Class A	955	18,393
Telenor ASA	11,262	164,602

		765,231

Portugal — 0.3%
EDP - Energias de Portugal SA	34,224	137,696
Galp Energia SGPS SA	16,964	194,003

		331,699

Security	Shares	Value

Singapore — 0.9%
Ascendas Real Estate Investment Trust	16,800	$33,264
DBS Group Holdings Ltd.	18,100	236,172
Oversea-Chinese Banking Corp. Ltd.(a)	33,500	202,974
Singapore Technologies Engineering Ltd.	1,200	2,625
Singapore Telecommunications Ltd.(a)	78,800	140,479
United Overseas Bank Ltd.(a)	33,500	459,621

		1,075,135

Spain — 2.4%
Acerinox SA	9,802	65,976
ACS Actividades de Construccion y Servicios SA	14,478	287,524
Amadeus IT Group SA	6,048	284,672
Banco Bilbao Vizcaya Argentaria SA	112,591	348,644
Endesa SA	5,729	121,228
Grifols SA	2,787	93,246
Iberdrola SA	6,948	67,958
Industria de Diseno Textil SA(c)	38,412	995,393
Mediaset Espana Comunicacion SA	9	33
Naturgy Energy Group SA	8,664	151,999
Repsol SA	2,845	25,381
Siemens Gamesa Renewable Energy SA	2,103	31,032
Telefonica SA	72,632	330,555
Zardoya Otis SA	2,011	13,524

		2,817,165

Sweden — 2.7%
Assa Abloy AB, Class B	18,717	349,422
Boliden AB	5,730	102,795
Castellum AB	569	9,594
Dometic Group AB(d)	3,125	13,846
Elekta AB, B Shares, Class B	2,030	16,549
Essity AB, Class B	6,986	214,006
Fabege AB	5,364	68,436
Indutrade AB	363	9,821
Investment AB Latour, -B Shares	4,521	63,869
Investor AB, Class B	3,532	159,341
Kinnevik AB, Class B(c)	19,940	325,210
L E Lundbergforetagen AB, B Shares	4,506	182,663
Lundin Petroleum AB	779	15,001
Nibe Industrier AB, -B Shares	713	10,313
Saab AB	2,784	52,895
Skandinaviska Enskilda Banken AB, Class A	2,390	16,006
Svenska Handelsbanken AB, Class A(c)	1,185	9,773
Swedish Match AB	1,039	58,828
Tele2 AB, Class B	41,194	548,829
Telefonaktiebolaget LM Ericsson, Class B	40,449	327,433
Telia Co. AB	67,437	241,383
Volvo AB, Class B	38,430	456,776

		3,252,789

5

Schedule of Investments (unaudited) (continued) March 31, 2020	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland — 10.2%
Alcon, Inc.(c)	5,053	$258,869
Banque Cantonale Vaudoise, Registered Shares	35	28,651
Barry Callebaut AG, Registered Shares	90	180,140
Bucher Industries AG, Registered Shares	268	70,638
Cie Financiere Richemont SA, Registered Shares	4,782	255,616
Clariant AG, Registered Shares(c)	2,030	33,788
Credit Suisse Group AG, Registered Shares(c)	2,608	21,050
Geberit AG, Registered Shares	995	435,989
Givaudan SA, Registered Shares	43	132,310
Logitech International SA, Registered Shares	4,055	173,665
Lonza Group AG, Registered Shares	791	325,357
Nestle SA, Registered Shares	35,565	3,640,710
Novartis AG, Registered Shares	23,798	1,963,306
Partners Group Holding AG	127	86,953
PSP Swiss Property AG, Registered Shares	1,579	197,453
Roche Holding AG	7,077	2,276,967
Sika AG, Registered Shares	1,635	268,488
STMicroelectronics NV	2,968	62,952
Straumann Holding AG, Registered Shares	330	241,264
Sunrise Communications Group AG(c)(d)	5,179	415,108
Swiss Life Holding AG, Registered Shares	232	77,870
Swiss Re AG	3,291	253,403
Swisscom AG, Registered Shares	1,191	637,757
Temenos AG, Registered Shares(c)	116	15,121
UBS Group AG, Registered Shares(c)	7,847	71,926
VAT Group AG(c)(d)	250	34,086

		12,159,437

United Kingdom — 13.9%
Ashmore Group PLC	4,773	21,017
Associated British Foods PLC	1	22
AstraZeneca PLC	15,987	1,424,424
Auto Trader Group PLC(d)	94,773	512,134
Aviva PLC	8,203	26,969
Bellway PLC	3,766	99,769
boohoo Group PLC(c)	11,269	26,508
BP PLC	169,172	693,765
British American Tobacco PLC	30,956	1,054,524
British Land Co. PLC(c)	38,330	159,843
Bunzl PLC	410	8,207
Centrica PLC	204,142	96,190

Security	Shares	Value

United Kingdom (continued)
CK Hutchison Holdings Ltd.	45,500	$303,265
CNH Industrial NV	1,912	10,999
Compass Group PLC	49,782	775,609
Croda International PLC	403	21,261
DCC PLC	1,467	91,616
Dechra Pharmaceuticals PLC	983	28,347
Diageo PLC	45,354	1,438,154
Direct Line Insurance Group PLC	39,391	143,805
Experian PLC	40,896	1,136,554
GlaxoSmithKline PLC	81,454	1,528,416
Great Portland Estates PLC	861	7,254
Greggs PLC	4,121	82,009
Halma PLC	2,434	57,165
HomeServe PLC	12,074	157,271
Howden Joinery Group PLC	49,534	311,603
HSBC Holdings PLC	130,514	732,675
IG Group Holdings PLC	21,725	186,409
Imperial Brands PLC	5,147	94,990
Informa PLC	1,954	10,643
Intermediate Capital Group PLC	1,879	20,739
Intertek Group PLC	3,539	206,766
ITV PLC	35,889	29,452
J. Sainsbury PLC	83,679	216,512
JD Sports Fashion PLC	4,422	24,766
John Wood Group PLC	15,229	28,978
Jupiter Fund Management PLC	5,284	12,956
Lloyds Banking Group PLC	539,949	211,094
London Stock Exchange Group PLC	430	38,466
Man Group PLC	29,426	45,032
Moneysupermarket.com Group PLC	47,407	176,168
National Grid PLC	8,477	99,047
Pearson PLC	7,829	53,598
Reckitt Benckiser Group PLC	3,278	249,703
Redrow PLC	1,197	5,306
RELX PLC	19,875	424,181
Rentokil Initial PLC	17,807	85,046
Rightmove PLC	31,724	191,326
Rotork PLC	3,418	9,043
Severn Trent PLC	6,359	180,004
Smith & Nephew PLC	5,558	97,913
Smiths Group PLC(c)	28,285	426,458
Spirax-Sarco Engineering PLC	975	97,883
SSE PLC	876	14,076
Subsea 7 SA (c)	15,411	72,791
Taylor Wimpey PLC	5,871	8,448
Tesco PLC	79,129	223,462
Unilever NV	13,719	674,306
Unilever PLC	9,531	480,650
Vistry Group PLC	1,093	7,791
Vodafone Group PLC	362,988	502,173
WM Morrison Supermarkets PLC	184,567	403,215
WPP PLC	3,283	22,321

		16,581,087

6

Schedule of Investments (unaudited) (continued) March 31, 2020	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

United States — 0.1%
Ferguson PLC	2,351	$145,368

Total Common Stocks — 95.2% (Cost — $127,361,305)		113,479,162

Preferred Securities — 0.4%

Preferred Stocks — 0.4%

Germany — 0.4%
Henkel AG & Co. KGaA, Preference Shares, 0.00%	2,956	236,426
Sartorius AG, Preference Shares, 0.00%	821	196,281

Total Preferred Stocks — 0.4%		432,707

Total Preferred Securities— 0.4% (Cost — $372,123)		432,707

Total Long-Term Investments — 95.6% (Cost — $127,733,428)		113,911,869

Security	Shares	Value

Short-Term Securities — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.35%(f)(g)(h)	2,131,324	$2,130,898
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.25%(f)(h)	1,082,488	1,082,488

Total Short-Term Securities — 2.7% (Cost — $3,213,186)		3,213,386

Total Investments — 98.3% (Cost — $130,946,614)		117,125,255

Other Assets Less Liabilities — 1.7%		2,027,199

Net Assets — 100.0%		$119,152,454

(a)	Security, or a portion of the security, is on loan.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non-income producing security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(h)

Investments in issuers considered to be an affiliate/affiliates of the Master Portfolio during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Share Purchased	Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,502,221	—	(1,370,897	)(b)	2,131,324	$2,130,898	$2,666	(c)	$(753)	$(298)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,224,018	—	(141,530	)(b)	1,082,488	1,082,488	7,744		—	—

						$3,213,386	$10,410		$(753)	$(298)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

7

Schedule of Investments (unaudited) (continued) March 31, 2020	International Tilts Master Portfolio

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

FTSE	Financial Times Stock Exchange

REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Yen Denom Nikkei Index	16	06/11/20	$1,387	$33,070
SPI 200 Index	4	06/18/20	314	8,474
Euro Stoxx 50 Index	75	06/19/20	2,272	284,813
FTSE 100 Index	13	06/19/20	910	79,806

				$406,163

8

Schedule of Investments (unaudited) (continued) March 31, 2020	International Tilts Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$7,746,162	$—	$7,746,162
Austria	—	187,702	—	187,702
Belgium	—	954,285	—	954,285
China	85,667	568,219	—	653,886
Colombia	—	29,867	—	29,867
Denmark	—	2,514,143	—	2,514,143
Finland	—	1,246,820	—	1,246,820
France	—	12,149,919	—	12,149,919
Germany	—	9,826,559	—	9,826,559
Hong Kong	—	3,497,258	—	3,497,258
Ireland	—	134,806	—	134,806
Israel	726	303,569	—	304,295
Italy	—	2,050,463	—	2,050,463
Japan	—	29,594,294	—	29,594,294
Luxembourg	—	132,131	—	132,131
Netherlands	5,949	5,199,506	—	5,205,455
New Zealand	—	123,206	—	123,206
Norway	—	765,230	1	765,231
Portugal	—	331,699	—	331,699
Singapore	—	1,075,135	—	1,075,135
Spain	—	2,817,165	—	2,817,165
Sweden	—	3,252,789	—	3,252,789
Switzerland	—	12,159,437	—	12,159,437

9

Schedule of Investments (unaudited) (continued) March 31, 2020	International Tilts Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued):
United Kingdom	$—	$16,581,087	$—	$16,581,087
United States	—	145,368	—	145,368
Preferred Securities(a)	—	432,707	—	432,707
Short-Term Securities	3,213,386	—	—	3,213,386

	$3,305,728	$113,819,526	$1	$117,125,255

Derivative Financial Instruments(b)
Assets:
Equity contracts	$406,163	$—	$—	$406,163

(a)	See above Schedule of Investments for values in each country.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

10